Acquisitions - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Nov. 21, 2022	Jan. 07, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Transactions [Line Items]
Consideration paid				$ 666.0	$ 0.0	$ 0.0
Estimated potential undiscounted amount of future payments for contingent liability			$ 71.0	71.0
Contingent liability, discount			0.3
Pro forma net sales				8,776.0
Pro forma net income				192.0
Acquisitions of assets, net of cash acquired				485.0	$ 0.0	$ 0.0
Ivantis, Inc.
Significant Transactions [Line Items]
Percentage of voting equity interests acquired		100.00%
Acquisitions of assets, net of cash acquired				477.0
Outstanding shares and equity acquired		100.00%
Upfront payment		$ 479.0
Direct acquisition costs				2.0
Aerie
Significant Transactions [Line Items]
Percentage of voting equity interests acquired	100.00%
Price paid (in dollars per share)	$ 15.25
Consideration transferred	$ 744.0
Consideration paid	666.0
Contingent liability, acquisition	$ 57.0
Acquisition and integration costs				$ 20.0
Acquired business, increase in net sales			16.0
Acquired business, reduction in net income			$ 32.0